Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries and variable interest entity (the “VIE”) include the following as of December 31, 2013:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership

Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%*

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Limited.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%

Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

Shenyang 17vee Move Co. Limited (“17VEESY”) (formerly known as UU Internet Technology (Shenyang) Limited)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Limited. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International Technology”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited)	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

17fox Technology (Shenyang) Co. Limited (“17FOXSY”) (formerly known as Tecface International Mobile (Shenyang) Co., Limited)	September 22, 2011	PRC	83.3%

VIE

QIGI&BODEE Technology (Beijing) Co., Limited (“QIGI Technology”)	February 10, 2010	PRC	nil

*	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor, which are convertible into 798 Entertainment’s ordinary shares. In addition, in June 2009, 798 Entertainment issued convertible notes of $10,000 to another two third-party investors. In September 2010, these investors exercised their options to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company’s Ordinary Shares. After the series of transactions, the Group’s ownership in 798 Entertainment was changed from 100% to 67.8% since then.

The Company, all of its subsidiaries and VIE are collectively referred to as the “Group”.

In 2006, the Group started to design and manufacture handsets and smart phones through Electronics Manufacturing Service (“EMS”) providers for sales to mobile handset brand owners and electronic products wholesale distributors. Since 2008, the Group generated the majority of its revenue from sales of products. In 2009, the Group started generating revenue from mobile game design and other related services. In 2010, the Group acquired Citylead with its subsidiaries and VIE (the “Citylead Group”) and started to sell mobile phones under “QIGI” brand. In 2011, the Group started to sell mobile phones under “Tecface” brand.

China Techfaith Interactive Internet Technology Limited (“Techfaith Interactive”) filed for bankruptcy on October 13, 2012. Accordingly, the Company deconsolidated Techfaith Interactive because the Company no longer had the ability to direct the activities that most significantly affect the Techfaith Interactive’s economic performance. A gain of US$0.4 million was recorded in consolidated statement of comprehensive income for the year ended December 31, 2012 under the caption of “Other (expense) income, net” as a result of deconsolidation. There were no remaining assets or liabilities associated with Techfaith Interactive in the accompanying consolidated balance sheet as of December 31, 2012. The Company has no further involvement with Techfaith Interactive.

Variable interest entity

On February 10, 2010, the Group acquired Citylead, a Chinese brand mobile phone company. QIGI Technology is jointly owned by Mr. Xu Enhai and Ms. Han Deling for 66.7% and 33.3%, respectively. Citylead, through Tecface International Technology entered into a number of contractual agreements with QIGI Technology and its equity owners on February 5, 2010, Tecface International Technology has the power to direct the activities that most significantly affect the QIGI Technology’s economic performance and the ability to receive the majority of expected residual returns of QIGI Technology.

Power of attorney

The legal shareholders of QIGI Technology have executed an irrevocable power of attorney appointing Tecface International Technology, or any person designated by Tecface International Technology as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of the QIGI Technology requiring shareholder approval under PRC laws and regulations and the articles of association of QIGI Technology. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of QIGI Technology state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement Tecface International Technology has the ability to exercise effective control over the QIGI Technology through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of QIGI Technology and those of Tecface International Technology are all assigned by the Company. As a result, the Company has the power to direct the activities of the QIGI Technology that most significantly impact their economic performance.

Exclusive business cooperation agreement

Tecface International Technology signed the exclusive business cooperation agreement with QIGI Technology to provide technological, management, sales & marketing, and all the other core services. As consideration for these services, Tecface International Technology is entitled to charge QIGI Technology annual service fees that is equivalent to QIGI Technology’s annual net income. The exclusive business cooperation agreement will terminate when (1) Tecface International Technology is dissolved, (2) Tecface International Technology exercises the exclusive purchased option agreement as mentioned below and (3) Tecface International Technology intends to terminate this agreement with a prior notification of 30 days.

Exclusive purchase option agreement

Tecface International Technology has the right to purchase all or part of the shares capital of QIGI Technology. The purchase price is equal to RMB 1.00 or the lowest price allowed by PRC law. The right granted to Tecface International Technology under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by Tecface International Technology. The exclusive option agreement will not be terminated until Tecface International Technology exercises its right to purchase the QIGI Technology’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the QIGI Technology have pledged all of their equity interests in QIGI Technology with Tecface International Technology to insure the fulfillment of the above agreements. The equity pledge agreement remains in full force until QIGI Technology fulfills its obligations under the exclusive business cooperation agreement mentioned above.

As a result of these contractual arrangements, the Company (through Tecface International Technology, its wholly owned subsidiary) has (1) the power to direct the activities of QIGI Technology that most significantly impacts QIGI Technology’s economic performance and (2) the right to receive economic benefits from QIGI Technology, and accordingly, the Company has consolidated the financial results of QIGI Technology in the consolidated financial statements for all the periods presented.

Risks in relation to the VIE structure

The shareholders of the VIE are also shareholders of the Company. The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in their capacity as the beneficial owners of the VIE, on the one hand, and as beneficial owners of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive purchase option agreement provide the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIE should they act to the detriment of the Company.

The Company believes that Tecface International Technology’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The exclusive purchase option agreement provides the Company with a mechanism to remove shareholders of the VIE at any time and for any reason. If any conflict of interest or dispute between the Company and the shareholders of the VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The Company’s ability to control the VIE is also dependent on the power of attorney that the Tecface International Technology has to vote on all matters requiring shareholder approval for the VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

The Company believes that Tecface International Technology’s contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. If necessary, the Company will exercise its rights under the exclusive purchase option agreement to purchase and directly hold the equity interest in QIGI Technology. Although QIGI Technology currently contributes a relatively small portion of our revenues, if we are unable to enforce these contractual arrangements, or if we suffer significant delay or other obstacles in the process of enforcing these contractual arrangements, we may not be able to have the power to direct the activities that most significantly affect the economic performance of QIGI Technology, our ability to conduct our business may be negatively affected, and we may not be able to consolidate the financial results of QIGI Technology into our consolidated financial statements in accordance with U.S. GAAP.

The following financial statement amounts and balances of the Group’s VIE were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2012	2013

Total current assets	$27,070	$28,128
Total non-current assets	1,442	—
Total assets	$28,512	$28,128

Total assets as % of the Group’s total assets	7%	7%

Total current liabilities	$205	$211
Total non-current liabilities	—	—
Total liabilities	$205	$211

Total Liabilities as % of the Group’s total liabilities	—	—

	2011	2012	2013

Net revenues	$1,868	$3	$—

Net revenues as % of the Group’s net revenue	1%	—	—

Net loss	$(62)	$(3,194)	$(1,179)

	2011	2012	2013
Net cash (used in) provided by operating activities	$(6,368)	$(1,373)	$1,056
Net cash used in investing activities	(2)	—	—
Net cash provided by financing activities	$—	$—	$—

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and which can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIE or entrustment loans to the VIE.